Derivative instruments - Hedged Items in Fair Value Hedging Relationships (Details) - Fair value hedging - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Derivative [Line Items]
Carrying amount of hedged asset or liability, Long-term debt	$ 13,945,000,000	$ 16,147,000,000
Hedged liability, discontinued fair value hedge, cumulative decrease	(200,000,000)	(284,000,000)
Hedged liability, fair value hedge, cumulative increase (decrease)	116,000,000	(453,000,000)
Securities available-for-sale
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	13,792,000,000	19,201,000,000
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	687,000,000	(125,000,000)
Hedge accounting basis adjustment increase (decrease), discontinued hedges	53,000,000	0
Not designated as hedging | Securities available-for-sale | Foreign exchange contracts
Derivative [Line Items]
Hedged financial instruments, carrying amount	$ 142,000,000	$ 148,000,000